Supplemental Financial Information - Schedule of the Components of Other Income (Expense) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Income Statement Elements [Abstract]
Investment gains and (losses)										$ 100	$ 2	$ (8)
Derivative financial instruments gains and (losses)	$ (2)				$ 3					0	(24)	(91)
Divestitures, net	1				0					2	(5)	0
Non-operating foreign currency gains and (losses)	36				(2)					59	(20)	5
Other income (expense)	$ 35	$ 21	$ 57	$ 82	$ 1	$ (26)	$ (36)	$ 15	$ 0	$ 161	$ (47)	$ (94)